Unaudited Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 34,042,150	$ 26,847,426
Restricted cash	1,195,863	459,940
Trade accounts receivable, net	7,147,833	775,035
Other receivables	346,066	1,242,803
Prepaid expenses	249,024	314,397
Inventories	1,057,652	770,342
Derivative Asset, Current	1,437,398	0
Due from related companies	2,416,180	0
Total current assets	47,892,166	30,409,943
Long-term assets
Vessels, net	149,022,023	128,492,819
Interest rate swap contracts	705,970	210,113
Restricted cash	1,885,000	2,220,000
Total assets	199,505,159	161,332,875
Current liabilities
Long-term bank loans, current portion	22,858,087	13,949,720
Trade accounts payable	2,989,431	855,825
Accrued expenses	1,004,719	852,442
Derivatives	0	289,430
Deferred revenues	351,636	1,514,543
Due to related companies	0	244,587
Total current liabilities	27,203,873	17,706,547
Long-term bank loans, net of current portion	58,360,169	64,702,947
Total long-term liabilities	58,360,169	64,702,947
Total liabilities	85,564,042	82,409,494
Commitments and contingencies
Shareholders’ equity
Common stock (par value $0.01, 200,000,000 shares authorized, 2,919,191 and 2,902,620 issued and outstanding, respectively)	29,026	29,192
Additional paid-in capital	69,438,938	67,963,707
Retained earnings	44,473,153	10,930,482
Total shareholders’ equity	113,941,117	78,923,381
Total liabilities and shareholders’ equity	$ 199,505,159	$ 161,332,875